Segment Reporting - Disclosure of Detailed Information About Operating Segment Performance (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about operating segment performance [line items]
Revenue	S/ 3,899,462	S/ 4,014,013	S/ 4,137,309
Gross profit (loss)	674,489	502,452	316,089
Administrative expenses	(278,433)	(322,454)	(278,303)
Other income and expenses	(61,335)	(32,869)	(22,360)
Gain from the sale of investments	(7)	34,545	46,336
Operating (loss) profit	334,714	181,674	61,762
Financial expenses	(247,982)	(150,777)	(198,055)
Financial income	50,925	13,742	18,225
Share of the profit or loss in associates and joint ventures	(3,709)	473	(590,066)
(Loss) profit before income tax	133,948	45,112	(708,134)
Income tax	(113,318)	(46,305)	152,182
(Loss) profit from continuing operations	20,630	(1,193)	(555,952)
Profit from discontinued operations	36,785	210,431	104,354
(Loss) profit for the period	57,415	209,238	(451,598)
(Loss) profit attributable to:
Owners of the Company	(83,188)	148,738	(509,699)
Non-controlling interest	140,603	60,500	58,101
Profit (loss) for the period	57,415	209,238	(451,598)
Parent company operations [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	62,098	70,050	62,070
Gross profit (loss)	(10,564)	(37,771)	(171)
Administrative expenses	(62,891)	(100,968)	(35,967)
Other income and expenses	(47,778)	10,512	(5,842)
Gain from the sale of investments		(18,672)	46,336
Operating (loss) profit	(121,233)	(146,899)	4,356
Financial expenses	(121,938)	(81,310)	(116,554)
Financial income	38,614	35,431	20,924
Dividends	8,344
Share of the profit or loss in associates and joint ventures	84,138	142,595	(1,036,888)
(Loss) profit before income tax	(112,075)	(50,183)	(1,128,162)
Income tax	22,866	44,032	192,131
(Loss) profit from continuing operations	(89,209)	(6,151)	(936,031)
Profit from discontinued operations	(3,708)	123,603	1,423
(Loss) profit for the period	(92,917)	117,452	(934,608)
(Loss) profit attributable to:
Owners of the Company	(85,715)	125,182	(932,961)
Non-controlling interest	(7,202)	(7,730)	(1,647)
Profit (loss) for the period	(92,917)	117,452	(934,608)
Elimination of intersegment amounts [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	(636,882)	(483,405)	(447,924)
Gross profit (loss)	(15,612)	(43,795)	(91,885)
Administrative expenses	40,080	51,768	64,223
Other income and expenses	660	560	(3,920)
Gain from the sale of investments		4,215
Operating (loss) profit	25,128	12,748	(31,582)
Financial expenses	36,514	27,471	14,731
Financial income	(54,138)	(42,603)	(26,891)
Dividends	(8,344)
Share of the profit or loss in associates and joint ventures	(100,811)	(175,144)	421,852
(Loss) profit before income tax	(101,651)	(177,528)	378,110
Income tax	(832)	(101)	7,232
(Loss) profit from continuing operations	(102,483)	(177,629)	385,342
Profit from discontinued operations	(3,603)	9,991	15,692
(Loss) profit for the period	(106,086)	(167,638)	401,034
(Loss) profit attributable to:
Owners of the Company	(91,810)	(140,992)	414,423
Non-controlling interest	(14,276)	(26,646)	(13,389)
Profit (loss) for the period	(106,086)	(167,638)	401,034
Operating segments [member] | Engineering and construction [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	1,960,863	2,331,907	2,936,831
Gross profit (loss)	62,095	176,473	60,191
Administrative expenses	(136,066)	(188,162)	(212,048)
Other income and expenses	(13,509)	(46,445)	(14,246)
Gain from the sale of investments	(7)
Operating (loss) profit	(87,487)	(58,134)	(166,103)
Financial expenses	(82,861)	(46,655)	(60,806)
Financial income	15,122	8,491	9,987
Share of the profit or loss in associates and joint ventures	11,366	30,982	16,505
(Loss) profit before income tax	(143,860)	(65,316)	(200,417)
Income tax	14,361	877	19,731
(Loss) profit from continuing operations	(129,499)	(64,439)	(180,686)
Profit from discontinued operations	44,096	76,837	87,239
(Loss) profit for the period	(85,403)	12,398	(93,447)
(Loss) profit attributable to:
Owners of the Company	(86,857)	12,078	(87,710)
Non-controlling interest	1,454	320	(5,737)
Profit (loss) for the period	(85,403)	12,398	(93,447)
Operating segments [member] | Energy infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	560,506	436,876	382,211
Gross profit (loss)	120,360	71,825	42,129
Administrative expenses	(20,898)	(15,854)	(17,260)
Other income and expenses	1,243	5,138	542
Operating (loss) profit	100,705	61,109	25,411
Financial expenses	(15,631)	(13,423)	(10,801)
Financial income	4,593	1,965	1,040
Share of the profit or loss in associates and joint ventures	1,608	1,584	1,615
(Loss) profit before income tax	91,275	51,235	17,265
Income tax	(26,275)	(13,151)	(5,308)
(Loss) profit from continuing operations	65,000	38,084	11,957
(Loss) profit for the period	65,000	38,084	11,957
(Loss) profit attributable to:
Owners of the Company	59,866	33,714	9,369
Non-controlling interest	5,134	4,370	2,588
Profit (loss) for the period	65,000	38,084	11,957
Operating segments [member] | Toll roads infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	733,148	642,127	527,104
Gross profit (loss)	107,092	139,196	121,114
Administrative expenses	(35,626)	(32,453)	(35,084)
Other income and expenses	(11)	1,061	262
Operating (loss) profit	71,455	107,804	86,292
Financial expenses	(28,762)	(6,892)	(7,390)
Financial income	4,631	3,257	2,225
(Loss) profit before income tax	47,324	104,169	81,127
Income tax	(15,737)	(32,290)	(22,213)
(Loss) profit from continuing operations	31,587	71,879	58,914
(Loss) profit for the period	31,587	71,879	58,914
(Loss) profit attributable to:
Owners of the Company	26,731	55,620	43,656
Non-controlling interest	4,856	16,259	15,258
Profit (loss) for the period	31,587	71,879	58,914
Operating segments [member] | Transportation infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	586,329	365,771
Gross profit (loss)	122,567	48,696
Administrative expenses	(12,007)	(15,279)
Other income and expenses	31	5
Operating (loss) profit	110,591	33,422
Financial expenses	(20,604)	(8,000)
Financial income	35,147	3,606
(Loss) profit before income tax	125,134	29,028
Income tax	(38,018)	(9,544)
(Loss) profit from continuing operations	87,116	19,484
(Loss) profit for the period	87,116	19,484
(Loss) profit attributable to:
Owners of the Company	65,337	14,613
Non-controlling interest	21,779	4,871
Profit (loss) for the period	87,116	19,484
Operating segments [member] | Water treatment infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	3,270	3,152	18,459
Gross profit (loss)	592	445	5,698
Administrative expenses	(295)	(317)	(787)
Operating (loss) profit	297	128	4,911
Financial expenses		(50)	(37)
Financial income	559	26	86
(Loss) profit before income tax	856	104	4,960
Income tax	(517)	(228)	(1,433)
(Loss) profit from continuing operations	339	(124)	3,527
(Loss) profit for the period	339	(124)	3,527
(Loss) profit attributable to:
Owners of the Company	339	(124)	3,527
Profit (loss) for the period	339	(124)	3,527
Operating segments [member] | Real estate [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	630,130	647,535	411,518
Gross profit (loss)	287,959	147,383	136,539
Administrative expenses	(50,730)	(21,189)	(28,429)
Other income and expenses	(1,971)	(3,700)	835
Gain from the sale of investments		49,002
Operating (loss) profit	235,258	171,496	108,945
Financial expenses	(14,700)	(21,918)	(14,388)
Financial income	6,397	3,569	2,817
Share of the profit or loss in associates and joint ventures	(10)	456	6,850
(Loss) profit before income tax	226,945	153,603	104,224
Income tax	(69,166)	(35,900)	(27,054)
(Loss) profit from continuing operations	157,779	117,703	77,170
(Loss) profit for the period	157,779	117,703	77,170
(Loss) profit attributable to:
Owners of the Company	28,921	48,647	22,105
Non-controlling interest	128,858	69,056	55,065
Profit (loss) for the period	S/ 157,779	S/ 117,703	77,170
Operating segments [member] | Electric train infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue			247,040
Gross profit (loss)			42,474
Administrative expenses			(12,951)
Other income and expenses			9
Operating (loss) profit			29,532
Financial expenses			(2,810)
Financial income			8,037
(Loss) profit before income tax			34,759
Income tax			(10,904)
(Loss) profit from continuing operations			23,855
(Loss) profit for the period			23,855
(Loss) profit attributable to:
Owners of the Company			17,892
Non-controlling interest			5,963
Profit (loss) for the period			S/ 23,855